Consolidated Statements of Income (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Loans, including fees	$ 17,319,258	$ 19,700,449	$ 26,643,502	$ 22,816,086
Taxable	2,818,800	3,430,770	4,434,108	5,422,190
Tax-exempt	1,633,799	1,241,568	1,677,329	1,492,041
Federal funds sold and short-term investments	221,087	55,315	81,697	126,729
Total interest income	21,992,944	24,428,102	32,836,636	29,857,046
Deposits	2,668,306	3,291,676	4,314,703	5,660,122
Borrowings	310,649	340,784	450,462	444,185
Redeemable subordinated debentures	263,982	292,759	385,977	683,057
Total interest expense	3,242,937	3,925,219	5,151,142	6,787,364
Net interest income	18,750,007	20,502,883	27,685,494	23,069,682
PROVISION FOR LOAN LOSSES	776,664	1,649,994	2,149,992	2,558,328
Net interest income after provision for loan losses	17,973,343	18,852,889	25,535,502	20,511,354
Service charges on deposit accounts	675,839	702,671	930,162	891,499
Gain on sales of securities available for sale			313,004	0
Gain on sales of loans	1,852,821	1,472,502	1,862,219	1,776,154
Income on bank-owned life insurance	348,206	337,374	447,525	404,338
Other income	1,796,104	1,157,311	1,714,618	1,444,259
Total non-interest income	4,672,970	3,669,858	5,267,528	4,516,250
Salaries and employee benefits	9,458,247	9,156,318	12,434,900	11,219,439
Occupancy expense	1,930,227	1,860,446	2,470,577	2,391,281
Data processing expenses	868,960	774,110	1,056,629	1,171,136
FDIC insurance expenses	146,249	426,960	565,027	646,365
Other real estate owned expenses			3,553,779	732,693
Other operating expenses	4,095,068	4,951,831	3,689,649	3,644,116
Total non-interest expenses	16,498,751	17,169,665	23,770,561	19,805,030
Income before income taxes	6,147,562	5,353,082	7,032,469	5,222,574
INCOME TAXES	1,741,974	1,533,323	1,971,965	1,291,131
Net income	$ 4,405,588	$ 3,819,759	$ 5,060,504	$ 3,931,443
Basic (in Dollars per share)	$ 0.74	$ 0.71	$ 0.92	$ 0.74
Diluted (in Dollars per share)	$ 0.72	$ 0.70	$ 0.90	$ 0.74
WEIGHTED AVERAGE SHARES OUTSTANDING
Basic (in Shares)	5,960,294	5,360,395	5,511,114	5,302,287
Diluted (in Shares)	6,088,833	5,456,502	5,607,103	5,341,255